OPERATING COSTS AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Operating Costs And Expenses
Schedule of operating costs and expenses

The operating costs are as follows:

	2021	2020	2019
Personnel (a)	1,240	1,276	1,272
Employees’ and managers’ profit sharing	134	142	263
Post-employment benefits (reversals) – Note 24 (1)	16	438	408
Materials	94	79	91
Outsourced services (b)	1,450	1,265	1,239
Energy purchased for resale (c)	16,101	12,111	11,286
Depreciation and amortization (2)	1,049	989	958
Operating provisions and adjustments for operating losses (d)	375	423	2,401
Charges for use of the national grid	3,337	1,748	1,426
Gas bought for resale	2,011	1,083	1,436
Construction costs (e)	2,036	1,581	1,200
Other operating expenses, net (f)	394	297	494
	28,237	21,432	22,474

(1)	Due to the changes made in the Collective Work Agreement for 2021–23, for offer and payment of life insurance for the employees and former employees, the Company believes that the post-retirement benefit in question had been canceled, in its entirety, and as a result wrote down the balance of the obligation. More information, see Note 24.
(2)	Net of PIS/Pasep and Cofins taxes applicable to amortization of the right-of-use assets in the amount of R$2.

Schedule of outsourced services

	2021	2020	2019
Meter reading and bill delivery	134	127	128
Communication	148	116	69
Maintenance and conservation of electrical facilities and equipment	485	443	404
Building conservation and cleaning	72	63	110
Security services	17	19	18
Audit and consultant	43	41	24
Information technology	93	80	63
Disconnection and reconnection	82	39	70
Legal services	32	21	28
Tree pruning	46	48	46
Cleaning of power line pathways	92	75	61
Copying and legal publications	18	17	21
Inspection of customer units	33	35	14
Other expenses	155	141	183
	1,450	1,265	1,239

Schedule of electricity purchased for resale

	2021	2020	2019
Supply from Itaipu Binacional	1,946	1,990	1,429
Physical guarantee quota contracts	832	780	715
Quotas for Angra I and II nuclear plants	244	303	269
Spot market	1,224	1,497	1,886
Proinfa Program	401	318	376
‘Bilateral’ contracts	418	333	311
Energy acquired in Regulated Market auctions	6,242	3,334	3,021
Energy acquired in the Free Market	4,976	3,977	4,098
Distributed generation (‘Geração distribuída’)	1,268	678	207
PIS/Pasep and Cofins credits	(1,450)	(1,099)	(1,026)
	16,101	12,111	11,286

Schedule of operating provision (reversals)

	2021	2020	2019
Estimated losses on doubtful accounts receivables (Note 7) (1)	144	147	238
Estimated losses on other accounts receivables (2)	21	—	11
Estimated losses on accounts receivables from related parties (4)	—	37	688

Contingency provisions (reversals) (Note 25) (3)
Labor claims	35	46	136
Civil	54	43	24
Tax	2	75	1,228
Other	19	22	12
	110	186	1,400
	275	370	2,337
Adjustment for losses
Put option – SAAG (Note 31)	100	53	64
	100	53	64
	375	423	2,401

(1)	The expected losses on receivables are presented as selling expenses in the Statement of Income.

(2)	This refers mainly to the estimated loss on credits for sharing of infrastructure (rental of overhead cable poles).
(3)	The provisions for contingencies are presented in the consolidated Statement of income as operating expenses.
(4)	Estimated losses on accounts receivable from Renova, as a result of the assessment of the jointly controlled entity credit risk.

Schedule of construction cost
	2021	2020	2019
Personnel and managers	100	83	85
Materials	1,150	775	595
Outsourced services	682	598	421
Others	104	125	99
	2,036	1,581	1,200

Schedule of other operating expenses (revenues), net

	2021	2020	2019
Leasing and rentals	6	11	20
Advertising	12	7	9
Own consumption of energy	28	24	21
Subsidies and donations	27	22	40
Onerous concession	3	3	3
Insurance	29	25	12
CCEE annual charge	6	6	6
Net loss (gain) on deactivation and disposal of assets	97	81	88
Forluz – Administrative running cost	32	30	30
Collection agents	85	86	88
Obligations deriving from investment contracts (1)	11	9	32
Taxes and charges	16	7	10
Losses (gains) on investments (2)	40	(13)	—
Other revenues (expenses)	2	(1)	135
Other operating expenses (revenues), net	394	297	494

(1)	This refers to claims under the agreement made between Aliança Geração, Vale S.A. and Cemig. The action is provisioned at the cost of R$149 (R$119 on December 31, 2020), of which Cemig is responsible for R$52 (R$41 on December 31, 2020).
(2)	The Company injected capital into UHE Itaocara S.A., to assist in compliance with the final Arbitration Ruling against the investee, given by the FGV in its Mediation and Arbitration Chamber, in the amount of R$40. This amount is proportional to its shareholding interest in the investee, and was recognized under Other expenses in the Company’s income statement.